Long-term Debt - Summary of Changes to Long-term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of year	$ 872,544	$ 1,343,307
Proceeds from long-term debt	661,039	33,175
Business combinations	3,484	5,365
Repayment of long-term debt	(43,868)	(191,221)
Net increase (decrease) in revolving facilities	118,859	(326,201)
Accretion of deferred financing fees	1,296	1,214
Effect of movements in exchange rates	(23,154)	4,588
Effect of movements in exchange rates - OCI hedge	17,894	2,317
Balance at end of year	$ 1,608,094	$ 872,544